Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Options [Member]
Earnings Per Share [Abstract]
Number of anti-dilutive stock options excluded from diluted earnings per share (in Shares)	0	42